Unaudited Interim Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021 [1]
Assets
Cash and cash equivalents	$ 1,509	$ 6,034
Restricted deposit	171	163
Inventories	2,338	355
Trade receivables, net	566	507
Other accounts receivable	1,334	1,492
Total current assets	5,918	8,551
Other accounts receivable	312	213
Property, plant and equipment, net	4,048	1,753
Total non-current assets	4,360	1,966
Total assets	10,278	10,517
Liabilities and Shareholder’s Equity (Deficit)
Short term loan and current portion of long-term loans	139	140
Trade payables	3,458	2,332
Financial liability at fair value		648
Short term convertible securities	692	2,535
Derivative liabilities – warrants	3,883	1,261
Short term portion of lease liability	442	119
Other accounts payable	1,999	1,246
Total current liabilities	10,613	8,281
Long term convertible securities		4,707
Long term lease liability	845	266
Long term loans	60	75
Total non-current liabilities	905	5,048
Shareholder’s Equity (Deficit)
Ordinary shares	2,195	1,222
Other reserve	1,500	1,500
Translation reserve	2	2
Additional paid in capital	95,886	81,879
Treasury shares	(121)
Accumulated deficit	(103,655)	(90,634)
G Medical Innovations Holdings Ltd. shareholders’ (Deficit)	(4,193)	(6,031)
Non-controlling interest	2,953	3,219
Total shareholders’ deficit	(1,240)	(2,812)
Total Liabilities and Shareholders’ Equity (Deficit)	$ 10,278	$ 10,517

[1]	The December 31, 2021, balances were derived from the Company’s audited annual financial statements.